Equity Awards and Warrants - Stock Options and Other Equity Awards (Details) - $ / shares shares in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 13, 2023	Nov. 30, 2023	Aug. 31, 2023	Aug. 31, 2022	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options grant date fair value					$ 0.23	$ 0.34
Options outstanding, vested							12,000	9,900
Options outstanding, nonvested							7,800	7,500
Shares issued during the period new issues shares	400
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercises (in shares)			3,000	657			1,898	1,642
Shares issued during the period new issues shares		21,453
Management, Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, Shares							1,800
Management, Employees And Consultants [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, exercise price							$ 0.67
Stock options grant date fair value							0.54
Management, Employees And Consultants [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, exercise price							0.35
Stock options grant date fair value							0.29
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, exercise price					$ 0.26		$ 0.41	$ 1.38
Stock options exercised, exercise price								$ 0.79
Stock option granted, Shares					500	12,400
Stock Options | Management, Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options term							10 years
Award vesting period							4 years
Restricted Stock Units (RSUs) [Member] | Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock upon vesting of stock based compensation awards, shares							200